Sachnoff & Weaver, Ltd.

10 South Wacker Drive

Chicago, Illinois 60606-7507

t 312.207.1000 f 312.207.6400

www.sachnoff.com

November 14, 2005

Samuel Thomas Kluck II

Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Mail Stop 3561

Washington, D.C. 20549

VIA EDGAR

Re:	Avicena Group, Inc.

Dear Mr. Kluck:

On behalf of Avicena Group, Inc. (the “Registrant”), we transmit for filing with the Securities and Exchange Commission (the “Commission”) Amendment No. 1 to Registrant’s Registration Statement on Form SB-2 (file # 333-129536), including exhibits (“Amendment 1”).

The following responses to the Commission’s comment letter dated November 10, 2005 correspond to the numbered paragraphs on the comment letter. In addition, to assist in your review of Amendment 1, we provide supplementally two courtesy marked copies of Amendment 1 showing all changes against the Registrant’s Registration Statement filed with the Commission on November 7, 2005.

General

1.	Please file on EDGAR all correspondence that has not been previously filed. For example, please file the company’s correspondence of September 21, 2005.

The Registrant’s correspondence dated September 21, 2005 has been filed on EDGAR. The Registrant is not aware of any other correspondence that has not been filed with the Commission.

Principal Stockholders, page 46

2.	We note that in the selling stockholder section, Karen Georgiou is listed as owning 4,900,000 shares of common stock prior to the offering or 9.5% of the shares outstanding. It appears that Karen Georgiou would be a beneficial owner and should

Samual Thomas Kluck II

November 14, 2005

be listed in the principal stockholders section as required by Item 403(a) of Regulation S-B

The requested revisions has been made on page 40 in the principal stockholder table.

3.	Please describe any arrangements that may result in a change in control as required by Item 403(c) of Regulation S-b.

The requested revision has been made on page 40 in the lead-in to the principal stockholder table.

Part II

Item 26. Recent Sale of Unregistered Securities

4.	Please disclose the notes issued by the company between August 2005 and October 2005. See Item 701 of Regulation S-B.

The requested revisions have been made on page II-2.

Exhibits

5.	Please file on EDGAR exhibit 10.10 with all appendixes.

Exhibit 10.10 together with all appendices is filed herewith.

The Registrant has also filed Form 8-A and an acceleration request. Subject of course to the Commission’s review of our response, the Registrant requests that the Registration Statements be declared effective on November 14, 2005 at 4:00 p.m., Eastern time, and therefore the Registrant also requests a waiver of the requirement that acceleration requests be filed 48 hours prior to effectiveness.

If you have any comments or questions or if we can facilitate your review in any matter, please do not hesitate to contact the undersigned (312-207-6414) or Karla Rachwalski of this office (312-207-3922).

We thank you for your time and attention to this matter.

Very truly yours,

/s/    Jeffrey A. Schumacher

Jeffrey A. Schumacher

for SACHNOFF & WEAVER, LTD.

JS/kjr

Enclosures

cc:	Avicena Group, Inc.

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